CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 30, 2012	Feb. 23, 2012	Oct. 31, 2011	Sep. 14, 2011	Aug. 30, 2011	Feb. 02, 2011
MINERAL PROPERTIES.
Raised for issuance of convertible promissory notes									$ 750,000
Contributed from Company's Board of Directors									100,000
Convertible promissory notes, interest per annum									5.00%
Convertible promissory notes, per share									$ 1.00
Issued common shares from convertible promissory notes									750,000
Convertible debentures and common stock value									750,000
Adjusted fixed conversion price						$ 0.65
Accrued interest on converted notes						27,555
Shares issued for accrued interest						1,196,238
Recorded interest expense						230,192
Secured promissory note sold							1,715,604
Secured promissory note sold, percentage							9.00%
Secured pledge for note								100.00%
Prepayment on principal of note						700,000
Series D Cumulative Convertible Preferred Stock, per share			$ 0.35	$ 1.00	$ 0.40
Remainder of note to be fully converted				1,015,604
Unpaid interest on remainder of note				9,140
Shares of Series D Preferred Stock from conversion				1,024,744
Additional shares of Series D Preferred Stock				212,017
Extinguishment of debts, promissory notes				483,094
Loss from extinguishment of debt, promissory notes	333,168
Preferred deemed dividend, promissory notes	121,152
Unamortized debt discount, promissory notes	897,117
Accrued interest, promissory notes	$ 7,882	$ 0